Capital Structure, Financial Risk and Related Items - Share Capital (Details)	12 Months Ended
	Dec. 31, 2022 shares	Dec. 31, 2019 shares	Dec. 31, 2016 shares	Dec. 31, 2023 DKK (kr) EquityInstruments Vote kr / shares shares
Share Capital
Par value (in euros per share) | kr / shares				kr 1
Number Of Shares Authorised				66,074,535
Number Of Votes | Vote				1
Nominal value of shares repurchases | kr				kr 500,000
First authorization
Share Capital
Warrants issued | EquityInstruments				242,123
Warrants reissued | EquityInstruments				17,283
Warrants remain available for issue | EquityInstruments				507,877
Warrants remain available for reissue | EquityInstruments				2,136
Number of shares authorized for repurchase	500,000
Shares available for repurchase	500,000
Second authorization
Share Capital
Warrants issued | EquityInstruments				500,000
Warrants reissued | EquityInstruments				79,266
Warrants remain available for reissue | EquityInstruments				2,418
Number of shares authorized for repurchase		500,000
Actual shares repurchased under authorization		260,000
Shares available for repurchase		240,000
Third authorization
Share Capital
Number of shares authorized for repurchase			500,000
Actual shares repurchased under authorization			500,000